UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number  811-4781
                                                     ----------


                      SENTINEL PENNSYLVANIA TAX-FREE TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                    SENTINEL ADMINISTRATIVE SERVICES COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                    ----------------------------------------
                     (Name and address of agent for service)


                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  11/30/05
                          --------------

Date of reporting period: 8/31/05
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


SENTINEL PENNSYLVANIA TAX-FREE TRUST
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------
                                                           Principal Amount       Value
                                                              (M=$1,000)        (Note 1)
-------------------------------------------------------------------------------------------
BONDS 97.2%
PENNSYLVANIA 88.9%
Allegheny County PA G/O
               5.15% , 10/01/11        (FGIC)                    500 M       $   512,445
Allegheny County PA Higher Educ. Carnegie Mellon Univ.
              5.125% , 03/01/32                                  250 M           265,633
Allegheny County PA Ind'l. Dev. Auth.
                  5% , 11/01/29        (MBIA)                    500 M           528,580
Ambridge Area PA School District
                  5% , 11/01/34        (MBIA)                    800 M           848,800
Center City District
               4.75% , 12/01/25        (AMBAC)                   250 M           263,160
Cornwall-Lebanon PA School District
               4.25% , 03/01/10        (MBIA)                    500 M           516,850
Delaware River Port Auth., PA & NJ
               5.25% , 01/01/08        (AMBAC)                   500 M           525,465
Delaware Valley PA Regional Fin. Auth.
                5.5% , 08/01/28        (AMBAC)                 1,000 M         1,194,960
Erie County Convention Center Auth. Rev.
                5.0% , 01/15/23        (FGIC)                    500 M           540,310
Gettysburg PA Municipal Auth. College
              5.375% , 08/15/13        (MBIA)                    670 M           759,411
Grove City PA Area Hospital Auth.
               5.25% , 07/01/12        (SACA)                    500 M           515,400
Jim Thorpe PA Area School District G/O
                5.3% , 03/15/16        (MBIA)                    500 M           570,150
Lancaster PA Area Sewer Auth. Rev.
                  5% , 04/01/23        (MBIA)                    250 M           269,673
Lehigh County PA G/O
                  5% , 11/15/07                                  500 M           521,035
Red Lion PA Area School District G/O
                  5% , 02/01/21        (FSA)                     250 M           272,697
Norristown PA Area School District G/O
                  5% , 09/01/21        (FGIC)                    300 M           322,455
Northampton County G/O
               5.75% , 10/01/13        (FSA)                     500 M           574,965
Northern Tioga School District PA G/O
                  5% , 03/01/18        (FSA)                     500 M           540,770
Oxford Area School District
               5.25% , 02/15/10        (FGIC)                    500 M           542,545
Pennsylvania Higher Educ. Facs.
                  5% , 08/15/21        (AMBAC)                   500 M           543,235
              5.625% , 12/01/27        (MBIA)                  1,000 M         1,060,390
Pennsylvania Infrastruction Rev. Bond
              5.625% , 09/01/13        (MBIA)                  1,000 M         1,045,340
Pennsylvania Intergovernmental Ref. B
               5.25% , 06/15/12        (FGIC)                    500 M           535,600
Pennsylvania State G/O
              5.375% , 05/15/16        (FGIC)                    700 M           723,072
                4.5% , 07/01/24        (MBIA)                    250 M           257,700
Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.
                5.5% , 07/01/15        (AMBAC)                 1,000 M         1,130,190
                5.5% , 07/01/21        (AMBAC)                   500 M           558,955
PA State Public School Building Career Institute of Tech.
                  5% , 11/15/28        (FGIC)                    750 M           801,015
Pennsylvania State University Bonds
                  5% , 09/01/35                                1,000 M         1,070,600
Pennsylvania State Turnpike Commonwealth Region Rev. Bonds
                  5% , 07/15/21        (AMBAC)                   250 M           275,087
                  5% , 07/15/41        (AMBAC)                   625 M           687,719
Philadelphia Water & Waste
               6.25% , 08/01/11        (MBIA)                    500 M           577,925
               6.25% , 08/01/12        (MBIA)                    500 M           586,665
Pittsburgh Series A
               5.75% , 09/01/13        (FGIC)                  1,000 M         1,095,500
State Public School Bldg. Auth.
                  5% , 06/01/33        (FSA)                     250 M           262,740
Swarthmore Boro Auth. College Rev. Bonds
               5.25% , 09/15/20                                  210 M           230,381
Unity Turnpike PA Muni Auth. Sewer Rev. G/O
                  5% , 12/01/34        (FSA)                     550 M           583,798
Upper Darby PA School District
                  5% , 02/15/09        (AMBAC)                   540 M           573,421
York County Solid Waste
                5.5% , 12/01/14        (FGIC)                  1,000 M         1,148,960
                                                                            -------------
                                                                              23,833,597
                                                                            -------------
Puerto Rico 8.3%
Puerto Rico Children's Trust Fund
                  6% , 07/01/26                                1,000 M         1,122,660
Puerto Rico Commonwealth Hwy & Transport
                5.5% , 07/01/36                                1,000 M         1,116,650

                                                                            -------------
                                                                               2,239,310
                                                                            -------------


Total Investments*
  (Cost $24,809,010)                                                          26,072,907

Excess of Other Assets Over
 Liabilities 2.8%                                                                744,212
                                                                            -------------
Net Assets                                                                   $26,817,119
                                                                            =============


-------------------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially similar. At August 31,
  2005, net unrealized appreciation for federal income tax purposes aggregated
  $1,263,897 of which $1,338,371 related to appreciated securities and $74,474 related to depreciated securities.

The following abbreviations are used in portfolio descriptions:

(AMBAC)  - Guaranteed by American Municipal Bond Association Corp.
(FGIC)   - Guaranteed by Financial Guaranty Insurance Co.
(FSA)    - Guaranteed by Financial Security Assurance Inc.
(MBIA)   - Guaranteed by Municipal Bond Investors Assurance Corp.
(SACA)   - Secondary American Capital Access
G/O      - General Obligation Bond


NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Pennsylvania Tax-Free Trust

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/27/05
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  10/27/05
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/27/05
           ----------